LONG-TERM DEBT, NET - Borrowing Rates of Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.77%	5.69%	6.98%